Finance and Other Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,114.8	$ 2,713.9
Retail direct financing leases	2,187.8	2,005.0
Sales-type finance leases	795.8	703.6
Dealer wholesale financing	1,517.1	983.4
Interest and other receivables	111.0	109.3
Unearned interest: Finance leases	(327.8)	(299.3)
Loans and Leases Receivable, Net of Deferred Income, Total	7,398.7	6,215.9
Finance and other receivables, net	7,259.7	6,070.9
Loans, leases and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	(127.3)	(137.5)
Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less allowance for losses	$ (11.7)	$ (7.5)